TAXES ON INCOME - Disclosure of detailed information about deferred taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Deferred tax assets, net	$ 16	$ 769
Deferred tax liabilities	6,591	1,503
Translation differences	54	63
Deferred tax expenses, net	278	(66)
Deferred tax liabilities, net	(6,575)	(734)
Deferred tax assets [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	1,556	769
Deferred tax expenses, net	891	(440)
Deferred tax assets [Member] | Carryforward tax losses and other [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	1,542	769
Deferred tax expenses, net	892	(440)
Deferred tax assets [Member] | Other deferred tax assests [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	14	0
Deferred tax expenses, net	(1)	0
Deferred tax liabilities [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	8,131	1,503
Deferred tax expenses, net	(613)	374
Deferred tax liabilities [Member] | Inventory and biological assets [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	863	1,239
Deferred tax expenses, net	(431)	385
Deferred tax liabilities [Member] | Intangible assets [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	7,261	264
Deferred tax expenses, net	(189)	(11)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	7	0
Deferred tax expenses, net	$ 7	$ 0